Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2023
Certain risks and concentration
Schedule of consolidated financial information of VIEs and VIE's subsidiaries

	As of December 31,
(In thousands)	2022	2023
Current assets:
Cash and cash equivalents	52,142	37,286
Short-term investments	—	14,825
Accounts receivable, net	29,162	27,851
Amount due from group companies	5,326	5,278
Due from related parties	13,121	12,330
Inventories	457	2,219
Prepayments and other current assets	2,574	2,579
Total current assets	102,782	102,368
Non-current assets:
Long-term investments	5,345	6,668
Property and equipment, net	61,545	59,882
Intangible assets, net	6,546	5,697
Goodwill	21,179	20,826
Long-term prepayments and other assets	2,094	1,928
Operating lease assets	865	575
Restricted cash	7,654	—
Total assets	208,010	197,944
Current liabilities:
Accounts payable	23,398	21,517
Amount due to group companies	71,925	93,740
Bank borrowings	7,024	6,906
Contract liabilities	37,781	34,723
Income tax payable	3,342	4,739
Accrued liabilities and other payables	43,446	42,035
Lease liabilities, current portion	283	276
Total current liabilities	187,199	203,936
Non-current liabilities:
Contract liabilities	876	846
Deferred tax liabilities	687	513
Amount due to group companies	97,617	68,902
Bank borrowings	24,750	15,539
Lease liabilities	299	229
Total liabilities	311,428	289,965

	Years ended December 31,
(In thousands)	2021	2022	2023
Third-party revenues	228,736	301,853	330,860
Third-party costs of revenues	(109,722)	(171,116)	(177,060)
Inter-company operating expenses	(8,032)	(4,863)	(12,896)
Third-party operating expenses	(110,367)	(115,578)	(139,613)
Net income attributable to Xunlei Limited	2,913	11,136	6,995

	Years ended December 31,
(In thousands)	2021	2022	2023
Purchases of goods and services from group companies	—	(29,738)	—
Sales of goods and services to group companies	—	—	217
Other operating activities with external parties	24,945	54,684	27,634
Net cash generated from operating activities	24,945	24,946	27,851
Other investing activities with external parties	(19,417)	(8,801)	(21,985)
Net cash used in investing activities	(19,417)	(8,801)	(21,985)
Loans from group companies	23,527	25,580	437
Repayment of loans to group companies	(24,425)	(10,830)	(19,285)
Other financing activities with external parties	(223)	13,388	(8,837)
Net cash (used in)/generated from financing activities	(1,121)	28,138	(27,685)
	4,407	44,283	(21,819)